UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

FINANCIAL SERVICES FUND

FORM N-Q

DECEMBER 31, 2008

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	December 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 72.5%
Capital Markets - 4.1%
40,000	Ameriprise Financial Inc.	$934,400
1,000	KBW Inc. *	23,000
110,000	TD Ameritrade Holding Corp. *	1,567,500
	Total Capital Markets	2,524,900
Commercial Banks -17.7%
56,876	Beach Business Bank *	241,723
36,015	First Keystone Corp.	538,424
50,000	First Regional Bancorp *	162,000
25,000	First Security Group Inc.	115,500
175,000	First State Bank *	875,000
45,000	IBERIABANK Corp.	2,160,000
525,000	National City Corp.	950,250
44,100	Northrim BanCorp Inc.	452,466
59,020	Pacific Continental Corp.	883,530
24,838	Royal Bank of Canada	726,328
33,548	Sussex Bancorp	150,964
60,500	Tamalpais Bancorp	512,435
80,000	TCF Financial Corp.	1,092,800
5,102	Toronto-Dominion Bank	179,572
50,000	U.S. Bancorp	1,250,500
88,200	Wainwright Bank & Trust Co.	517,734
	Total Commercial Banks	10,809,226
Diversified Financial Services - 2.2%
71,074	Bank of America Corp.	1,000,721
150,000	Highbury Financial Inc. *	341,250
	Total Diversified Financial Services	1,341,971
Exchange Traded Funds - 2.5%
20,000	KBW Bank ETF	437,800
20,000	KBW Capital Markets ETF	526,200
20,000	KBW Insurance ETF	552,200
	Total Exchange Traded Funds	1,516,200
Insurance- 33.8%
70,000	American Financial Group Inc.	1,601,600
70,000	American Safety Insurance Holdings Ltd. *	924,700
18,000	Arch Capital Group Ltd. *	1,261,800
40,000	Assurant Inc.	1,200,000
52,000	Brown & Brown Inc.	1,086,800
18,320	Chubb Corp.	934,320
50,000	Hanover Insurance Group Inc.	2,148,500
70,000	HCC Insurance Holdings Inc.	1,872,500
50,000	Max Re Capital Ltd.	885,000
35,000	MetLife Inc.	1,220,100
25,000	RenaissanceRe Holdings Ltd.	1,289,000
32,000	RLI Corp.	1,957,120
25,000	StanCorp Financial Group Inc.	1,044,250
40,000	Travelers Cos. Inc.	1,808,000
45,000	W.R. Berkley Corp.	1,395,000
	Total Insurance	20,628,690
Internet Software & Services - 6.4%
500,000	S1 Corporation *	3,945,000
IT Services - 3.6%
37,000	Fiserv Inc. *	1,345,690
180,000	Online Resources Corp. *	853,200
	Total IT Services	2,198,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.1%
25,000	Hatteras Financial Corp.	$665,000

Thrifts & Mortgage Finance - 1.1%
50,000	BCSB Bancorp Inc. *	435,500
15,100	Citizens First Bancorp Inc.	31,710
101,340	Riverview Bancorp Inc.	228,015

	Total Thrifts & Mortgage Finance	695,225

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $57,050,279)	44,325,102

FACE AMOUNT
SHORT-TERM INVESTMENT - 27.8%
Repurchase Agreement - 27.8%
$16,977,000	State Street Bank & Trust Co. repurchase agreement, dated 12/31/08, 0.005% due 1/2/09; Proceeds at maturity - $16,977,005; (Fully collateralized by U.S. Treasury Bills, 0.000% due 7/2/09; Market value - $17,317,458) (Cost - $16,977,000)	16,977,000

	TOTAL INVESTMENTS - 100.3% (Cost - $74,027,279#)	61,302,102
	Liabilities in Excess of Other Assets - (0.3)%	(199,060)

	TOTAL NET ASSETS - 100.0%	$61,103,042

*	Non-income producing security

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$61,302,102	$44,325,102	$16,977,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

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Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,039,940
Gross unrealized depreciation	(15,765,117)

Net unrealized depreciation	$(12,725,177)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 26, 2009